SHARE-BASED PAYMENTS - Long-term Share Unit Aware Incentive Plan (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	642	786
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	307	365
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	303	372
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	32	49